Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 282,081,829		$ 196,113,315		$ 119,561,152		$ 136,859,336
Restricted cash	161,171		165,188
Short-term investments	22,182,012		28,187,406
Accounts receivable, net of allowance for doubtful accounts	10,970,775		8,472,013
Amounts due from related parties	31,085,548		8,924,824
Deferred tax assets	3,522,054		784,063
Other current assets	9,430,135		4,695,947
Long-term investments	9,870,939		13,678,182
Investment in affiliates	35,817,261		14,742,364
Property and equipment, net	14,852,566		9,412,313
Other non-current assets	1,930,814		1,220,033
Total assets	431,100,062		303,254,657
Accrued payroll and welfare expenses	51,649,188		29,495,181
Income tax payable	8,936,390		2,559,614
Deferred revenue	15,747,984		15,530,968
Other current liabilities	27,259,639		15,227,247
Non-current uncertain tax position liabilities	1,793,459		1,650,399
Total liabilities	118,449,478		68,059,704
Revenue:
Third-party revenues	129,454,969		95,989,067		65,780,848
Related party revenues	132,793,592		77,329,868		25,982,724
Total revenues	262,248,561		173,318,935		91,763,572
Less: business taxes and related surcharges	(14,380,469)		(9,547,102)		(5,068,066)
Net revenues	247,868,092		163,771,833		86,695,506
Other income	7,863,620		7,539,142		5,426,421
Net income	72,406,504		51,435,171		22,826,454
Cash flows provided by operating activities	95,135,759		93,969,758		29,953,666
Cash flows used in investing activities	(14,798,221)		(17,141,870)		(34,565,150)
Cash flows provided by financing activities	9,729,099		(3,103,229)		(13,791,999)
One Time Commissions
Revenue:
Third-party revenues	68,698,354		57,972,609		39,486,943
Related party revenues	29,322,581		20,841,594		9,392,131
Recurring Service Fees
Revenue:
Third-party revenues	51,892,138		32,951,345		25,321,982
Related party revenues	90,885,669		55,508,435		16,590,593
Other Service
Revenue:
Third-party revenues	8,864,477		5,065,113		971,923
Related party revenues	12,585,342		979,839
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	76,252,171		45,443,856
Restricted cash	161,171		165,188
Short-term investments	6,248,761		13,872,921
Accounts receivable, net of allowance for doubtful accounts	3,775,420		1,784,726
Amounts due from related parties	12,988,022		3,532,343
Deferred tax assets	1,841,876		604,377
Other current assets	1,438,158		1,195,057
Long-term investments	483,512		6,302,362
Investment in affiliates	39,662,915		18,893,396
Property and equipment, net	3,627,715		1,109,738
Other non-current assets	182,262		299,378
Total assets	146,661,983		93,203,342
Accrued payroll and welfare expenses	11,059,108		3,078,297
Income tax payable	4,518,462		2,167,268
Amounts due to the Group's subsidiaries	27,289,801		34,660,524
Deferred revenue	6,105,780		8,377,979
Other current liabilities	4,475,798		961,140
Non-current uncertain tax position liabilities	1,019,175		1,044,580
Total liabilities	54,468,124		50,289,788
Revenue:
Third-party revenues	35,188,916		11,731,295		2,190,467	[1]
Related party revenues	62,130,226		24,978,882		5,459,969	[1]
Total revenues	97,319,142		36,710,177		7,650,436	[1]
Less: business taxes and related surcharges	(5,457,850)		(2,043,086)		(416,525)	[1]
Net revenues	91,861,292		34,667,091		7,233,911	[1]
Operating cost and expenses	(29,655,461)		(13,836,442)		(6,409,491)	[1]
Other income	1,930,322		2,503,612		200,319	[1]
Net income	50,387,400		19,250,180		1,168,218	[1]
Cash flows provided by operating activities	39,849,513	[2]	40,988,172	[2]	29,624,846	[1],[2]
Cash flows used in investing activities	(8,659,151)		(15,809,672)		(21,368,983)	[1]
Cash flows provided by financing activities	220,017		6,265,618		2,178,103	[1]
Variable Interest Entity, Primary Beneficiary | One Time Commissions
Revenue:
Third-party revenues	13,072,826		1,171,253		31,859	[1]
Related party revenues	3,485,958		465,360		331,712	[1]
Variable Interest Entity, Primary Beneficiary | Recurring Service Fees
Revenue:
Third-party revenues	18,163,030		6,070,762		1,200,863	[1]
Related party revenues	46,376,791		23,597,359		5,128,257	[1]
Variable Interest Entity, Primary Beneficiary | Other Service
Revenue:
Third-party revenues	3,953,060		4,489,280		957,745	[1]
Related party revenues	12,267,477		916,163
Variable Interest Entity, Primary Beneficiary | Noah Holdings Limited
Revenue:
Net income	$ 47,379,799		$ 17,644,412		$ 1,086,355	[1]

[1]	Tianjin Gopher's result of operations and cash flows are included in the presentation starting from March 2012.
[2]	Cash flows provided by operating activities in 2013 and 2014 include amounts due to the Group's subsidiaries of $34,660,524 and $27,289,801.